DBX ETF Trust

SCHEDULE OF INVESTMENTS

Xtrackers S&P ESG Dividend Aristocrats ETF

May 31, 2023 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 99.5%
Communication Services - 0.5%
John Wiley & Sons, Inc., Class A
(Cost $26,146)	611	$21,996

Consumer Discretionary - 7.3%
Genuine Parts Co.	360	53,615
Leggett & Platt, Inc.	2,245	68,428
Lowe’s Cos., Inc.	277	55,713
McDonald’s Corp.	232	66,145
NIKE, Inc., Class B	257	27,052
Polaris, Inc.	696	74,966

(Cost $364,106)		345,919

Consumer Staples - 22.4%
Archer-Daniels-Midland Co.	555	39,211
Brown-Forman Corp., Class B	530	32,738
Church & Dwight Co., Inc.	439	40,586
Coca-Cola Co.	1,272	75,887
Colgate-Palmolive Co.	883	65,678
Flowers Foods, Inc.	3,264	81,535
Hormel Foods Corp.	1,523	58,255
J M Smucker Co.	502	73,588
Kimberly-Clark Corp.	689	92,519
McCormick & Co., Inc.	666	57,096
PepsiCo, Inc.	414	75,493
Procter & Gamble Co.	466	66,405
Sysco Corp.	956	66,872
Target Corp.	512	67,036
Walgreens Boots Alliance, Inc.	3,989	121,146
Walmart, Inc.	314	46,117

(Cost $1,132,009)		1,060,162

Energy - 3.2%
Chevron Corp.	470	70,791
Exxon Mobil Corp.	770	78,679

(Cost $173,735)		149,470

Financials - 11.4%
Aflac, Inc.	890	57,147
Chubb Ltd.	182	33,816
Cincinnati Financial Corp.	763	73,629
Commerce Bancshares, Inc.	682	32,702
FactSet Research Systems, Inc.	58	22,324
Franklin Resources, Inc.	4,216	101,226
S&P Global, Inc.	78	28,659
SEI Investments Co.	647	36,607
T. Rowe Price Group, Inc.	1,051	112,625
UMB Financial Corp.	512	29,000
W R Berkley Corp.	213	11,860

(Cost $597,838)		539,595

Health Care - 7.5%
Abbott Laboratories	417	42,534
AbbVie, Inc.	682	94,089
Becton Dickinson and Co.	152	36,748
Cardinal Health, Inc.	913	75,140
Medtronic PLC	1,154	95,505
West Pharmaceutical Services, Inc.	34	11,377

(Cost $350,829)		355,393

Industrials - 19.2%
ABM Industries, Inc.	856	37,801
Automatic Data Processing, Inc.	254	53,083
Brady Corp., Class A	488	23,268
C.H. Robinson Worldwide, Inc.	828	78,279
Carlisle Cos., Inc.	155	32,928
Caterpillar, Inc.	230	47,323
Cintas Corp.	66	31,161
Dover Corp.	310	41,332
Emerson Electric Co.	702	54,531
Expeditors International of Washington, Inc.	337	37,175
Fastenal Co.	1,502	80,883
Franklin Electric Co., Inc.	342	31,108
Illinois Tool Works, Inc.	309	67,588
Lincoln Electric Holdings, Inc.	335	56,836
MSA Safety, Inc.	275	37,829
Nordson Corp.	134	29,203
Pentair PLC	1,169	64,844
Stanley Black & Decker, Inc.	1,400	104,958

(Cost $925,518)		910,130

Information Technology - 4.8%
Badger Meter, Inc.	205	28,263
International Business Machines Corp.	967	124,347
Microchip Technology, Inc.	751	56,520
Roper Technologies, Inc.	40	18,169

(Cost $230,574)		227,299

Materials - 12.2%
Air Products and Chemicals, Inc.	191	51,406
Albemarle Corp.	89	17,224
Amcor PLC	9,999	96,390
AptarGroup, Inc.	341	38,359
Ecolab, Inc.	269	44,398
HB Fuller Co.	442	27,820
International Flavors & Fragrances, Inc.	736	56,885
Linde PLC	120	42,439
Nucor Corp.	296	39,090
PPG Industries, Inc.	402	52,779
Sherwin-Williams Co.	112	25,511
Sonoco Products Co.	1,101	65,906
Stepan Co.	200	18,390

(Cost $637,611)		576,597

Real Estate - 4.5%
Essex Property Trust, Inc. REIT	524	113,216
Federal Realty Investment Trust REIT	1,126	99,313

(Cost $237,786)		212,529

Utilities - 6.5%
California Water Service Group	563	$32,040
Consolidated Edison, Inc.	968	90,315
Essential Utilities, Inc.	1,461	59,521
Eversource Energy	1,062	73,522
NextEra Energy, Inc.	692	50,834

(Cost $325,861)		306,232

TOTAL COMMON STOCKS (Cost $5,002,013)		4,705,322

EXCHANGE-TRADED FUNDS - 0.3%
ProShares S&P 500 Dividend Aristocrats ETF	30	2,630
Xtrackers S&P 500 Value ESG ETF (a)	400	9,986

TOTAL EXCHANGE-TRADED FUNDS (Cost $12,759)		12,616

CASH EQUIVALENTS - 0.0%
DWS Government Money Market Series “Institutional Shares”, 5.04% (b)
(Cost $1,894)	1,894	1,894

TOTAL INVESTMENTS - 99.8% (Cost $5,016,666)		$4,719,832
Other assets and liabilities, net - 0.2%		10,291

NET ASSETS - 100.0%		$4,730,123

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended May 31, 2023 is as follows:

Value ($) at 11/9/2022 (Commencement of Operations)	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 5/31/2023	Value ($) at 5/31/2023

EXCHANGE-TRADED FUNDS — 0.2%
Xtrackers S&P 500 Value ESG ETF (a)
—	10,114	—	—	(128)	—	—	400	9,986
CASH EQUIVALENTS — 0.0%
DWS Government Money Market Series “Institutional Shares”, 5.04% (b)
—	105,837	(103,943)	—	—	122	—	1,894	1,894

—	115,951	(103,943)	—	(128)	122	—	2,294	11,880

(a)	Affiliated fund advised by DBX Advisors LLC.
(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.

REIT:	Real Estate Investment Trust

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2023 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$4,705,322	$—	$—	$4,705,322
Exchange-Traded Funds	12,616	—	—	12,616
Short-Term Investments (a)	1,894	—	—	1,894

TOTAL	$4,719,832	$—	$—	$4,719,832

(a)	See Schedule of Investments for additional detailed categorizations.

OBTAIN A FUND PROSPECTUS

To obtain a summary prospectus, or prospectus, download one from www.Xtrackers.com, talk to your financial representative or call (855) 329-3837. Investing involves risk, including the possible loss of principal. We advise you to carefully consider the product’s objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest. Xtrackers ETFs (“ETFs”) are managed by DBX Advisors LLC (the “Adviser”), and distributed by ALPS Distributors, Inc. (“ALPS”). The Adviser is a subsidiary of DWS Group GmbH & Co. KGaA, and is not affiliated with ALPS. Shares are not individually redeemable, and owners of Shares may acquire those Shares from the Fund, or tender such Shares for redemption to the Fund, in Creation Units only.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.

NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE

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R-089711-1 (5/24) DBX005195 (5/24)